CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series D Preferred Stock [Member]	Additional Paid-in Capital [Member] Series E Preferred Stock [Member]	Additional Paid-in Capital [Member] Series F Preferred Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series C Preferred Stock [Member]	Retained Earnings [Member] Series D Preferred Stock [Member]	Retained Earnings [Member] Series E Preferred Stock [Member]	Retained Earnings [Member] Series F Preferred Stock [Member]	Retained Earnings [Member] Series G Preferred Stock [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Parent [Member] Series C Preferred Stock [Member]	Parent [Member] Series D Preferred Stock [Member]	Parent [Member] Series E Preferred Stock [Member]	Parent [Member] Series F Preferred Stock [Member]	Parent [Member] Series G Preferred Stock [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Series B Preferred Stock [Member]	Total	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Series G Preferred Stock [Member]	Series B Preferred Stock [Member]
Beginning balance, value at Dec. 31, 2019	$ 18,650				$ 95,079	$ 992,020				$ 0	$ 364,000						$ (18,353)	$ 1,451,396						$ 20,923		$ 1,472,319
Beginning balance, shares at Dec. 31, 2019										0
Net income/(loss)											52,703							52,703						2,545		55,248
-Capital contribution from non-controlling interest owners to subsidiary																								4,000		4,000
-Sale of Common and Treasury Shares					861	2,600												3,461								3,461
-Purchases of Treasury Stock										$ (5,071)								(5,071)								(5,071)
-Purchases of Treasury Stock, shares										413,533
-Conversion of Series G Convertible Preferred Shares	(10)				33	(23)					0							0								0
-Cash dividends declared ($0.10 per common share)											(7,102)							(7,102)								(7,102)
-Dividends paid on preferred shares												$ (2,219)	$ (3,747)	$ (5,319)	$ (7,125)	$ (654)			$ (2,219)	$ (3,747)	$ (5,319)	$ (7,125)	$ (654)				$ (2,219)	$ (3,747)	$ (5,319)	$ (7,125)	$ (654)
-Other comprehensive income																	(24,320)	(24,320)								(24,320)
Ending balance, value at Jun. 30, 2020	18,640				95,973	994,597				$ (5,071)	390,537						(42,673)	1,452,003						27,468		1,479,471
Ending balance, shares at Jun. 30, 2020										413,533
Beginning balance, value at Dec. 31, 2020	16,640				95,973	949,090				$ (9,834)	338,800						(36,994)	1,353,675						28,143		1,381,818
Beginning balance, shares at Dec. 31, 2020										978,936
Net income/(loss)											(24,485)							(24,485)						(618)		(25,103)
-Sale of Common and Treasury Shares		$ 11	$ 33	$ 185	6,217	4,819	$ 269	$ 781	$ 4,340	$ 3,211	(273)							13,974		280	814	4,525				13,974		$ 280	$ 814	$ 4,525
-Sale of Common and Treasury Shares, shares										(320,599)																		(11,411)	(33,188)	(184,585)
-Purchases of Treasury Stock										$ (168)								(168)								(168)
-Purchases of Treasury Stock, shares										19,836
-Partial redemption of Series G Convertible Preferred Shares	(1,799)					(15,487)					(1,714)							(19,000)						19,000		0
-Cash dividends declared ($0.10 per common share)											(1,978)							(1,978)								(1,978)
-Dividends paid on preferred shares													$ (3,752)	$ (5,330)	$ (7,125)	$ (54)				$ (3,752)	$ (5,330)	$ (7,125)	$ (54)		$ (111)			$ (3,752)	$ (5,330)	$ (7,125)	$ (54)	$ (111)
-Other comprehensive income																	10,463	10,463								10,463
Ending balance, value at Jun. 30, 2021	$ 15,070				$ 102,190	$ 943,812				$ (6,791)	$ 294,089						$ (26,531)	$ 1,321,839						$ 46,414		$ 1,368,253
Ending balance, shares at Jun. 30, 2021										678,173